UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-00041
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                    GENERAL AMERICAN INVESTORS COMPANY, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           450 Lexington Avenue, Suite 3300, New York, NY 10017-3911
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               (Address of principal executive offices)(Zip code)

                                Eugene S. Stark
                    General American Investors Company, Inc.
                        450 Lexington Avenue, Suite 3300
                            New York, NY 10017-3911
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  212-916-8400

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2005

Item 1.  SCHEDULE OF INVESTMENTS.

            STATEMENT OF INVESTMENTS September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
                           General American Investors

                                                                                                     Value
      Shares      COMMON STOCKS                                                                     (note 1)
------------------------------------------------------------------------------------------------------------------------------------
BUILDING AND REAL ESTATE (5.3%)
------------------------------------------------------------------------------------------------------------------------------------
   1,143,041    CEMEX, S.A. de C.V. ADR                                (COST $30,440,830)         $59,781,044
                                                                                                  -----------

COMMUNICATIONS AND INFORMATION SERVICES (6.1%)
------------------------------------------------------------------------------------------------------------------------------------
     675,000    American Tower Corporation (a)                                                     16,841,250
     550,000    CIENA Corporation (a)                                                               1,452,000
     900,000    Cisco Systems, Inc. (a)                                                            16,128,000
     350,000    Lamar Advertising Company Class A (a)                                              15,872,500
   4,600,000    Telecom Corporation of New Zealand Limited                                         19,182,000
                                                                                                   ----------
                                                                       (COST $62,390,544)          69,475,750
                                                                                                   ----------
COMPUTER SOFTWARE AND SYSTEMS (4.1%)
------------------------------------------------------------------------------------------------------------------------------------
     300,000    EMC Corporation (a)                                                                3,882,000
   1,525,000    Microsoft Corporation                                                             39,238,250
     133,500    VeriSign, Inc. (a)                                                                 2,852,895
                                                                                                  ----------
                                                                       (COST $45,174,564)         45,973,145
                                                                                                  ----------
CONSUMER PRODUCTS AND SERVICES (3.4%)
------------------------------------------------------------------------------------------------------------------------------------
     350,000    Diageo plc                                                                        20,303,500
     275,000    Ethan Allen Interiors Inc.                                                         8,621,250
     175,000    PepsiCo, Inc.                                                                      9,924,250
                                                                                                  ----------
                                                                       (COST $29,609,424)         38,849,000
                                                                                                  ----------
ELECTRONICS (1.2%)
------------------------------------------------------------------------------------------------------------------------------------
     550,000    Molex Incorporated Class A                             (COST $12,287,441)         14,140,500
                                                                                                  ----------

ENVIRONMENTAL CONTROL (INCLUDING SERVICES) (3.6%)
------------------------------------------------------------------------------------------------------------------------------------
   1,175,000    Republic Services, Inc.                                (COST $26,227,380)         41,465,750
                                                                                                  ----------

FINANCE AND INSURANCE (25.8%)
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   BANKING (8.3%)
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     315,000    Bank of America Corporation                                                       13,261,500
     585,000    Golden West Financial Corporation                                                 34,743,150
     310,000    M&T Bank Corporation                                                              32,770,100
     200,000    SunTrust Banks, Inc.                                                              13,890,000
                                                                                                  ----------
                                                                       (COST $19,447,242)         94,664,750
                                                                                                  ----------
   INSURANCE (16.0%)
------------------------------------------------------------------------------------------------------------------------------------
     350,000    American International Group, Inc.                                                21,686,000
     500,000    Annuity and Life Re (Holdings), Ltd. (a)                                             560,000
     350,000    Arch Capital Group Ltd. (a)                                                       17,356,500
         300    Berkshire Hathaway Inc. Class A (a)                                               24,600,000
     550,000    Everest Re Group, Ltd.                                                            53,845,000
     285,000    MetLife, Inc.                                                                     14,201,550
     400,000    PartnerRe Ltd.                                                                    25,620,000
     200,000    Reinsurance Group of America, Incorporated                                         8,940,000
     250,000    Transatlantic Holdings, Inc.                                                      14,250,000
                                                                                                  ----------
                                                                       (COST $72,953,060)        181,059,050
                                                                                                 -----------
   OTHER (1.5%)
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     675,000    Annaly Mortgage Management, Inc.                                                   8,741,250
      95,194    Central Securities Corporation                                                     2,414,120
     925,000    MFA Mortgage Investments, Inc.                                                     5,670,250
                                                                                                  ----------
                                                                       (COST $18,670,863)         16,825,620
                                                                                                 -----------
                                                                      (COST $111,071,165)        292,549,420
                                                                                                 -----------

--------------------------------------------------------------------------------
                           General American Investors

                                                                                                     Value
      Shares      COMMON STOCKS (continued)                                                         (note 1)
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HEALTH CARE  (10.4%)
------------------------------------------------------------------------------------------------------------------------------------
     PHARMACEUTICALS (8.3%)
     -------------------------------------------------------------------------------------------------------------------------------
     265,000    Alkermes, Inc. (a)                                                                $4,452,000
     180,000    Biogen Idec Inc. (a)                                                               7,106,400
     550,000    Cytokinetics, Incorporated (a)                                                     4,477,000
     365,000    Genentech, Inc. (a)                                                               30,736,650
     400,000    MedImmune, Inc. (a)                                                               13,460,000
     120,000    Millennium Pharmaceuticals, Inc. (a)                                               1,119,600
   1,300,000    Pfizer Inc                                                                        32,461,000
                                                                                                  ----------
                                                                       (COST $55,362,059)         93,812,650
                                                                                                  ----------
     MEDICAL INSTRUMENTS AND DEVICES (2.1%)
     -------------------------------------------------------------------------------------------------------------------------------
     450,000    Medtronic, Inc.                                        (COST $10,483,716)         24,129,000
                                                                                                  ----------

                                                                       (COST $65,845,775)        117,941,650
                                                                                                 -----------
MISCELLANEOUS (2.9%)
------------------------------------------------------------------------------------------------------------------------------------
                Other (b)                                              (COST $31,404,835)         32,768,000
                                                                                                  ----------
 OIL & NATURAL GAS (INCLUDING SERVICES) (31.4%)
------------------------------------------------------------------------------------------------------------------------------------
     665,000    Apache Corporation                                                                50,021,300
   1,340,000    Devon Energy Corporation                                                          91,977,600
     600,000    EOG Resources, Inc.                                                               44,940,000
     440,000    Halliburton Company                                                               30,148,800
     750,000    Patterson-UTI Energy, Inc.                                                        27,060,000
     791,300    Talisman Energy Inc.                                                              38,647,092
     330,000    Total S.A. ADR                                                                    44,820,600
     425,000    Weatherford International Ltd.                                                    29,180,500
                                                                                                 -----------
                                                                      (COST $192,474,120)        356,795,892
                                                                                                 -----------
RETAIL TRADE (17.1%)
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     700,000    Costco Wholesale Corporation                                                      30,163,000
     750,000    Dollar General Corporation                                                        13,755,000
   1,920,000    The Home Depot, Inc. (c)                                                          73,228,800
   2,500,000    The TJX Companies, Inc.                                                           51,200,000
     575,000    Wal-Mart Stores, Inc.                                                             25,196,500
                                                                                                 -----------
                                                                       (COST $82,946,439)        193,543,300
                                                                                                 -----------
SEMICONDUCTORS (0.7%)
------------------------------------------------------------------------------------------------------------------------------------
     491,500    Brooks Automation, Inc. (a)                                                        6,551,695
     197,000    EMCORE Corporation (a)                                                             1,205,640
                                                                                                   ---------
                                                                        (COST $9,890,144)          7,757,335
                                                                                                   ---------
SPECIAL HOLDINGS (a) (d) (NOTE 2) (0.0%)
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     144,000    Silicon Genesis Corporation                                                            1,440
     546,000    Standard MEMS, Inc. Series A Convertible Preferred                                         -
                                                                                                   ---------
                                                                       (COST $6,009,720)               1,440 (e)
                                                                                                   ---------
TECHNOLOGY (2.3%)
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   1,900,000    Xerox Corporation (a)                                 (COST $25,689,854)          25,935,000
                                                                                                  ----------

   TOTAL COMMON STOCKS (114.3%)                                     (COST $731,462,235)        1,296,977,226
                                                                                               -------------

 Principal Amount CORPORATE NOTE
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CONSUMER PRODUCTS AND SERVICES  (2.9%)
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 $35,000,000     General Motors Nova Scotia Finance Company
                   6.85% Guaranteed due 10/15/08                      (COST $32,960,009)          32,637,500
                                                                                                  ----------

--------------------------------------------------------------------------------
                General American Investors

                                                                                                     Value
      Shares    SHORT-TERM SECURITY AND OTHER ASSETS                                                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
   4,405,559    SSgA Prime Money Market Fund (0.4%)                    (COST $4,405,559)          $4,405,559
                                                                                                  ----------
TOTAL INVESTMENTS (f) (117.6%)                                       (COST $768,827,803)       1,334,020,285
   Cash, receivables and other assets less liabilities (0.0%)                                        399,826
PREFERRED STOCK (-17.6%)                                                                        (200,000,000)
                                                                                              --------------
NET ASSETS APPLICABLE TO COMMON STOCK (100%)                                                  $1,134,420,111
                                                                                              ==============

 (a) Non-income producing security.
 (b) Securities which have been held for less than one year, not previously disclosed and not restricted.
 (c) 1,000,000 shares held by custodian in a segregated account as collateral for open short positions.
 (d) Restricted security.
 (e) Fair value of each holding in the opinion of the directors.
 (f) At September 30, 2005: (1) the cost of investments for Federal income tax purposes was the same as the cost for financial reporting purposes, (2) aggregate gross unrealized appreciation was $596,380,917, (3) aggregate gross unrealized depreciation was $31,188,435, and (4) net unrealized appreciation was $565,192,482.

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                                   STATEMENT OF CALL OPTIONS WRITTEN September 30, 2005 (Unaudited)
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                                                      General American Investors

     Contracts                                                                                       Value
 (100 shares each) COMMON STOCK/EXPIRATION DATE/EXERCISE PRICE                                      (note 1)
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    OIL AND NATURAL GAS (INCLUDING SERVICES)
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
         267    Devon Energy Corporation/January '06/$55.00                                         $405,840
         100    Devon Energy Corporation/January '06/$60.00                                          111,000
                                                                                                   ---------
                TOTAL OPTIONS                              (PREMIUMS RECEIVED $196,208)             $516,840
                                                                                                   =========
(see notes to financial statements)
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

                  NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
                           General American Investors


General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

                              1. SECURITY VALUATION

Securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for written options) on the valuation date. Securities traded primarily in foreign markets are generally valued at the preceding closing price of such securities on their respective exchanges or markets. If, after the close of the foreign market, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value. Special holdings (restricted securities) and other securities for which quotations are not readily available are valued at fair value determined in good faith pursuant to procedures established by and under the general supervision of the Board of Directors.

                            2. RESTRICTED SECURITIES

                                                            DATE                         VALUE
                                                          ACQUIRED         COST         (NOTE 1)
                                                        ------------   -----------   -----------
Silicon Genesis Corporation                                2/16/01      $3,006,720        $1,440
Standard MEMS, Inc. Series A Convertible Preferred        12/17/99       3,003,000           -
                                                                       -----------   -----------
Total                                                                   $6,009,720        $1,440
                                                                       ===========   ===========

ITEM 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of October 12, 2005, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of October 12, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

       The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a)under the Investment Company Act of 1940 are attached hereto as Exhibit 99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By:  /s/ Eugene S. Stark
         Eugene S. Stark
         Vice-President, Administration

Date:  October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Spencer Davidson
         Spencer Davidson
         President and Chief Executive Officer
         (Principal Executive Officer)

Date:  October 31, 2005

By:  /s/ Eugene S. Stark
         Eugene S. Stark
         Vice-President, Administration
         (Principal Financial Officer)

Date:  October 31, 2005